COMMITMENTS - CAPITAL COMMITMENTS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
COMMITMENTS [abstract]
Contracted but not provided for	¥ 804,298	¥ 899,290
Authorized but not contracted for	¥ 1,178,032	¥ 1,765,710